Property and Equipment - Summary of Property Plant and Equipment (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment, net	₩ 8,140	₩ 11,338	₩ 7,695	₩ 6,663
Right-of- use assets
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment, net	5,958	8,740	5,737	4,946
Computer and other equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment, net	1,113	1,455	1,380	1,057
Furniture and fixture
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment, net	338	380	310	443
Vehicle
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment, net	4	6	8	0
Leasehold improvements
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment, net	727	757	₩ 132	₩ 217
Acquisition price
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment, net	26,458	26,252
Acquisition price | Right-of- use assets
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment, net	16,197	15,861
Acquisition price | Computer and other equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment, net	6,381	6,654
Acquisition price | Furniture and fixture
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment, net	1,787	1,793
Acquisition price | Vehicle
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment, net	9	9
Acquisition price | Leasehold improvements
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment, net	2,084	1,935
Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment, net	(18,318)	(14,914)
Accumulated depreciation | Right-of- use assets
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment, net	(10,239)	(7,121)
Accumulated depreciation | Computer and other equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment, net	(5,268)	(5,199)
Accumulated depreciation | Furniture and fixture
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment, net	(1,449)	(1,413)
Accumulated depreciation | Vehicle
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment, net	(5)	(3)
Accumulated depreciation | Leasehold improvements
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment, net	₩ (1,357)	₩ (1,178)